TEMPLETON GLOBAL
INCOME FUND

YOUR FUND'S OBJECTIVE:

The Templeton Global Income Fund seeks current income, with capital appreciation and growth of income, by investing primarily in a portfolio of debt securities of companies, governments and government agencies of various nations throughout the world.

January 16, 1996
Dear Shareholder:

This report for the quarter ended November 30, 1995, includes your Fund's long-term performance, a listing of investments, and a brief commentary from the Fund's manager regarding the investment environment.

It is one of four reports you will receive during the Fund's fiscal year. Next quarter, you'll receive the semi-annual report covering the six months ended February 29, 1996. The semi-annual report provides a more comprehensive discussion of the financial markets and their impact on the Fund, a summary of the Fund's performance, and an in-depth manager's discussion and analysis. Also included are the Fund's unaudited financial statements and complete investment portfolio.

If you have any questions about this quarterly update, you may call the Franklin Templeton Fund Information Department at 1-800/342-5236.

TEMPLETON GLOBAL INCOME FUND

Cumulative Total Returns*
Periods ended 11/30/95

                                                     Since
                                                     Inception
                             One-Year    Five-Year   (11/22/88)

Based on change
in net asset value           14.51%      47.39%      82.20%

Based on change
in market price              13.68%      34.02%      47.77%

*Cumulative total return calculations show the change in value of an investment over the periods indicated. These calculations assume reinvestment of all distributions and capital gains, either at net asset value or at market price on the reinvestment date in accordance with the dividend reinvestment plan.

Investments in foreign securities involve special risks, such as market and currency volatility and adverse economic, social and political developments in the countries where the fund is invested. Developing markets involve heightened risks related to the same factors, in addition to risks associated with the relatively small size and lesser liquidity of these markets.

Past performance is not predictive of future results.

Manager's Discussion

One of the most important financial events of the twentieth century is approaching its final stages. Planning initiated by the founders of the European Economic Community in the early 1950s is likely to culminate in a common European currency in the next five to ten years. For the average American, the novelty of a European common currency masks the wrenching structural transformations that have taken place in the European economic framework, which have made such a currency possible.

Probably the most important developments have taken place in government finance. As Americans, we are well aware of the ongoing debate about social spending in the United States, but Europe is the real home of the modern welfare state. In the 1950s and 1960s, European workers enjoyed unemployment compensation nearly equal to full working salaries, as well as pensions guaranteed by the government at early retirement ages. By the mid-1980s, such conditions had fostered low economic growth, high unemployment, large fiscal deficits, and weak currencies -- an environment the financial markets termed "Eurosclerosis."

In the late 1980s, however, attitudes began to change. The opening of European financial markets to foreign capital flows forced European governments to compete for capital, and it became clear that only through reform, such as a common currency, could they continue to attract foreign investment. However, membership in a common currency union was to be allowed only if countries met stringent criteria concerning low inflation and healthy government finances. By 1995, many European countries were experiencing slow economic growth, lower interest rates, and stable inflation -- a climate conducive to investing. Although some countries lag behind others, in our opinion these weaker countries will make whatever reforms are necessary in order to participate in the positive economic environment enjoyed by the European leaders. We shall therefore continue to monitor all European markets in the belief that they will provide investment opportunities for our shareholders in the years to come.

Sincerely,


/s/ Neil S. Devlin
Neil S. Devlin
Portfolio Manager
Templeton Global Income Fund, Inc.

Templeton Global Income Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited)

--------------------------------------------------------------------------------

  PRINCIPAL IN
 LOCAL CURRENCY*                                                      VALUE
-------------------------------------------------------------------------------
 BONDS--CORPORATE: 7.6%
-------------------------------------------------------------------------------
       4,250,000 U.S. Bombril SA, 8.00%, 8/26/98                   $  3,771,875
      10,000,000 Can. British Petroleum Co. PLC, 10.875%,
                       8/01/01                                        8,461,850
       5,750,000 U.S. Companhia Suzano Papel, 10.25%, 10/06/01        5,462,500
       5,101,180 U.S. Electricidad de Caracas, FRN, 9/30/03           2,110,613
       4,750,000 U.S. Empresa Colombiana de Petroleos, 7.25%,
                       7/08/98                                        4,738,125
       7,700,000 U.S. Essar Gujarat Ltd., 8.40%, 7/15/99, 144a        7,671,125
       2,500,000 U.S. Henderson Capital International Ltd.,
                       4.25%, 10/27/96                                2,537,500
       2,000,000 U.S. Hidroelectrica Alicura SA, 8.375%,
                       3/15/99, 144a                                  1,770,000
       4,750,000 U.S. Klabin Fabricadora de Papel Celulose SA,
                       11.00%, 4/15/98, 144a                          4,750,000
      10,700,000 Aus. News America Holdings, 8.625%, 02/07/14         7,026,431
       5,000,000 U.S. Pohang Iron & Steel, 6.625%, 7/01/03            5,018,850
       5,000,000 U.S. Quantas Airways Ltd., 7.50%, 6/30/03            5,187,400
       8,000,000 U.S. Telecom Argentina Stet-France SA, 8.375%,
                       10/18/00, 144a                                 7,265,000
       3,000,000 U.S. Telecom Brasileiras, 10.375%, 9/09/97           3,056,250
       7,500,000 U.S. Telefonica de Argentina SA, 8.375%,
                       10/01/00, 144a                                 6,750,000
                                                                   ------------
 TOTAL BONDS--CORPORATE                                              75,577,519
-------------------------------------------------------------------------------
 BONDS--GOVERNMENT & GOVERNMENT AGENCIES: 86.2%
-------------------------------------------------------------------------------
       9,000,000 Ger. Bank Foreign Economic Affairs Russia,
                       7.50%, 9/27/96                                 6,145,909
       3,000,000 U.S. Bocon Previsionales II, FRN, 4/01/01            2,684,250
                      Buoni Poliennali del Tes:
  19,775,000,000 Itl. 8.50%, 8/01/99                                 11,478,311
  12,730,000,000 Itl. 10.50%, 9/01/05                                 7,651,206
      23,790,000 Ger. Deutsche Bundespost, 7.75%, 10/01/04           17,917,540
      14,300,000 Aus. Eurofima, 9.875%, 1/17/07                      11,386,787
      20,480,000 Ger. Federal Republic of Germany, Bundes,
                       8.00%, 1/21/02                                15,836,621
      19,120,000 Ger. Federal Republic of Germany, Unity, 8.75%,
                       8/20/01                                       15,303,138
                      Government of Denmark:
      49,000,000 Den. 9.00%, 11/15/98                                 9,467,648
     100,150,000 Den. 8.00%, 5/15/03                                 18,807,285
                      Government of France:
     108,156,000  Fr. 8.50%, 3/28/00                                 23,587,270
     101,936,000  Fr. 9.50%, 1/25/01                                 23,276,547
     107,990,000  Fr. 9.50%, 1/25/01                                 23,098,829
                      Government of Italy:
   9,500,000,000 Itl. 12.00%, 1/01/96                                 5,912,008
  13,990,000,000 Itl. 12.00%, 1/01/97                                 8,844,348
  20,750,000,000 Itl. 12.00%, 1/20/98                                13,296,910
  12,860,000,000 Itl. FRN, 8/01/99                                    8,103,452
  31,460,000,000 Itl. 10.50%, 7/15/00                                19,387,374

Templeton Global Income Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

  PRINCIPAL IN
 LOCAL CURRENCY*                                                VALUE
-------------------------------------------------------------------------
 BONDS--GOVERNMENT & GOVERNMENT AGENCIES (CONT.)
-------------------------------------------------------------------------
                       Government of New Zealand:
      15,255,000  N.Z. 6.50%, 2/15/00                        $  9,719,579
         145,000  N.Z. 10.00%, 3/15/02                            108,618
      13,950,000  N.Z. 8.00%, 4/15/04                           9,669,329
                       Government of Spain:
   3,342,000,000   Sp. 11.90%, 7/15/96                         27,434,470
   2,156,680,000   Sp. 12.25%, 3/25/00                         18,906,273
   1,872,700,000   Sp. 11.30%, 1/15/02                         16,039,993
   1,358,400,000   Sp. 10.00%, 2/28/05                         10,848,023
      26,330,000  Ger. International Bank Recon/Dev.,
                        7.125%, 4/12/05                        19,403,687
      94,078,000  Den. Kingdom of Denmark, 8.00%, 11/15/01     17,876,919
                       Kingdom of Sweden:
      80,800,000  Swe. 10.25%, 5/05/03                         13,386,664
      37,200,000  Swe. 9.00%, 4/20/09                           5,752,813
      10,000,000  U.S. Korea Development Bank, 7.90%,
                        2/01/02                                10,790,700
       2,500,000  U.S. Nacional Financiera SNC, 10.625%,
                        11/22/01                                2,343,750
      10,000,000  U.S. National Bank of Hungary, 7.95%,
                        11/01/03                                9,087,500
                       New South Wales Treasury Corp.:
      10,100,000  Aus. 12.00%, 12/01/01, 144a                   8,914,600
      18,900,000  Aus. 7.00%, 4/01/04                          12,932,254
                       NHA Manulife:
       3,871,085  Can. #96405089, 9.125%, 6/01/02               3,007,931
       2,128,538  Can. #96405378, 9.25%, 8/01/02                1,642,208
       4,690,654  Can. #96405386, 9.25%, 8/01/02                3,605,877
       5,000,000  U.S. Philippines Development Bank,
                        8.00%, 7/22/98                          5,081,250
      77,000,000  Can. Providence of Ontario, 7.75%,
                        12/08/03                               58,093,636
       8,000,000  Can. Province of British Columbia,
                        10.60%, 9/05/20                         7,476,168
      10,000,000  Aus. Province of Quebec, 9.50%, 10/02/02      7,590,612
      46,700,000  Aus. Queensland Treasury Corp., 8.00%,
                        5/14/03                                34,194,334
      18,300,000  U.S. Republic of Argentina, 8.375%,
                        12/20/03                               14,502,750
                       Thailand Military Bank:
      90,000,000 Thai. 11.125%, 6/03/96                         3,552,782
      58,000,000 Thai. 11.00%, 6/05/96                          2,293,720
      57,000,000  Aus. Treasury Corp. of Victoria, 8.25%,
                        10/15/03                               42,144,087
                       United Kingdom:
       5,775,000  U.K. 9.50%, 1/15/99                           9,523,650
      13,625,000  U.K. 6.75%, 11/26/04                         19,797,414
                       U.S. Treasury Bonds:
      21,030,000  U.S. 10.75%, 5/15/03                         27,365,288
       5,425,000  U.S. 6.25%, 8/15/23                           5,426,682
      22,374,000  U.S. 7.625%, 2/15/25                         26,614,544

Templeton Global Income Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

  PRINCIPAL IN
 LOCAL CURRENCY*                                                VALUE
-------------------------------------------------------------------------
 BONDS--GOVERNMENT & GOVERNMENT AGENCIES (CONT.)
-------------------------------------------------------------------------
                       U.S. Treasury Notes:
          10,000  U.S. 5.125%, 4/30/98                       $      9,938
      16,800,000  U.S. 9.125%, 5/15/99                         18,687,312
      19,265,000  U.S. 8.00%, 8/15/99                          20,845,308
       3,827,000  U.S. 7.75%, 12/31/99                          4,133,160
       6,048,000  U.S. 5.75%, 8/15/03                           6,056,528
      11,500,000  U.S. 7.25%, 5/15/04                          12,623,090
      17,950,000  U.S. 11.625%, 11/15/04                       25,172,003
      29,980,000  U.S. 6.50% 05/15/05                          31,539,859
      21,000,000  U.S. United Mexican States, 11.1875%,
                        FRN, 7/20/97, 144a                     21,288,750
      14,500,000  U.S. Venezuela Front Load Interest
                        Reduction Bond, 6.00%, 3/31/07          6,833,125
                                                             ------------
 TOTAL BONDS--GOVERNMENT & GOVERNMENT AGENCIES                854,502,613
-------------------------------------------------------------------------
    NUMBER OF
    SHARES**
-------------------------------------------------------------------------
 COMMON STOCK: 0.7%
-------------------------------------------------------------------------
         355,000  U.S. American Health Properties Inc.          7,055,625
-------------------------------------------------------------------------
 PREFERRED STOCKS: 0.3%
-------------------------------------------------------------------------
          35,500  U.S. American Health Properties
                        Psychiatric Group, pfd.                   505,875
          91,500   Sp. Santander Finance Ltd., B, pfd.          2,276,062
                                                             ------------
 TOTAL PREFERRED STOCKS                                         2,781,937
-------------------------------------------------------------------------
  PRINCIPAL IN
 LOCAL CURRENCY*
-------------------------------------------------------------------------
 SHORT TERM OBLIGATIONS: 3.5%
-------------------------------------------------------------------------
     100,000,000 Thai. Bangkok Bank, 11.50%, 5/16/96            3,962,170
       3,730,000  U.S. Federal Farm Credit Banks, 5.66%,
                        12/15/95                                3,721,719
         940,000  U.S. Federal Home Loan Bank, 5.59%,
                        1/12/96                                   933,824
       1,235,000  U.S. Federal National Mortgage Assn.,
                        5.58%, 12/5/95                          1,234,222
      77,000,000  Swe. Sweden Treasury Bill, 8.68%,
                        11/20/96                               10,746,465
      13,910,000  U.S. U.S. Treasury Bills, 5.15% to 5.63%
                        with maturities to 1/25/96             13,859,699
                                                             ------------
 TOTAL SHORT TERM OBLIGATIONS                                  34,458,099
-------------------------------------------------------------------------
 TOTAL INVESTMENTS: 98.3%                                     974,375,793
 UNREALIZED GAIN IN FORWARD EXCHANGE CONTRACTS: 0.1%              716,826
 OTHER ASSETS, LESS LIABILITIES: 1.6%                          15,768,837
                                                             ------------
 TOTAL NET ASSETS: 100.0%                                    $990,861,456
                                                             ============

 *CURRENCY OF COUNTRIES INDICATED.
**COUNTRY OF ORIGIN.

Templeton Global Income Fund, Inc.
Financial Highlights, November 30, 1995 (unaudited)

--------------------------------------------------------------------------------

                                                               NET ASSET VALUE
                                        TOTAL NET ASSETS          PER SHARE
                                    -------------------------- ----------------
Net Asset Value:
 Beginning of period, September 1,
  1995                                            $964,012,755          $  8.00
  Net investment income             $ 17,955,030               $   .15
  Distribution from net investment
   income                            (18,068,010)                 (.15)
  Net realized and unrealized gain
   from security transactions         26,961,681                   .23
                                    ------------               -------
  Net increase in net asset value                   26,848,701              .23
                                                  ------------          -------
 End of period, November 30, 1995                 $990,861,456          $  8.23
                                                  ============          =======

---



  This report is sent to the shareholders of Templeton Global Income Fund for their information. It is not a prospectus, circular, or representation intended for use in the purchase or sale of shares of the Fund or of any securities men-tioned in the report.

                                     Notes
                                     -----

--------------------------------------------------------------------------------

------------------------------------------

 TEMPLETON GLOBAL INCOME FUND, INC.

 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Investors should be aware that the value of investments made for the Fund may go up as well as down and that the Investment Manager may make errors in selecting securities for the Fund's portfolio. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

 To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

------------------------------------------


[RECYCLED PAPER LOGO APPEARS HERE]    TLGIM Q95 01/96


TEMPLETON

GLOBAL

INCOME

FUND, INC.


First Quarter Report
November 30, 1995



[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

--------------------------------------------------------------------------------